Segment and Corporate Information - Segment Activities Calc2 (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenue Table
Revenue	€ 4,057,852,000	€ 4,335,702,000	€ 12,247,186,000	€ 13,354,843,000
Inter-segment revenue	84,382,000	0	0	0
Revenue external customers	€ 3,973,470,000	€ 4,335,702,000	€ 12,247,186,000	€ 13,354,843,000